Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Long Term Debt Explanatory [Abstract]
Schedule of long term debt
	2020	2019	2018
Balance, Beginning of Year	$150,538	$168,869	-
Loan proceeds	-	-	192,886
Foreign Exchange adjustments	3,188	7,783	(8,586)
Capital repayments in the year	(45,490)	(26,114)	(15,431)
	108,236	150,538	168,869
Current portion	(56,471)	(44,547)	(24,963)
Long Term Debt, End of Year	$51,765	$105,991	$143,906